Provisions - Schedule of Provision For Contingencies (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Other provisions	R$ 5,251,680	R$ 5,038,720	R$ 7,783,134
Current	547,996	680,542
Non-current	4,703,684	4,358,178
Labour
Disclosure of other provisions [line items]
Other provisions	2,051,032	1,457,181	1,596,418
Tax
Disclosure of other provisions [line items]
Other provisions	1,050,948	650,083	660,302
Civil
Disclosure of other provisions [line items]
Other provisions	2,149,700	2,931,456	R$ 5,526,414
Overtime | Labour
Disclosure of other provisions [line items]
Other provisions	855,722	602,673
Sundry premiums | Labour
Disclosure of other provisions [line items]
Other provisions	299,096	187,499
Indemnities | Labour
Disclosure of other provisions [line items]
Other provisions	221,743	166,963
Stability/reintegration | Labour
Disclosure of other provisions [line items]
Other provisions	215,449	160,442
Additional post-retirement benefits | Labour
Disclosure of other provisions [line items]
Other provisions	108,827	94,691
Salary differences | Labour
Disclosure of other provisions [line items]
Other provisions	101,573	61,674
Lawyer/expert fees | Labour
Disclosure of other provisions [line items]
Other provisions	51,193	30,898
Severance pay | Labour
Disclosure of other provisions [line items]
Other provisions	38,261	31,521
Labor fines | Labour
Disclosure of other provisions [line items]
Other provisions	30,399	25,921
Employment relationship | Labour
Disclosure of other provisions [line items]
Other provisions	18,758	15,952
Severance Pay Fund (FGTS) | Labour
Disclosure of other provisions [line items]
Other provisions	13,306	10,804
Joint liability | Labour
Disclosure of other provisions [line items]
Other provisions	3,100	889
State VAT (ICMS) | Tax
Disclosure of other provisions [line items]
Other provisions	746,481	503,332
Tax on services (ISS) | Tax
Disclosure of other provisions [line items]
Other provisions	69,208	76,389
INSS (joint liability, fees, and severance pay) | Tax
Disclosure of other provisions [line items]
Other provisions	23,847	23,100
Real Estate Tax (IPTU) | Tax
Disclosure of other provisions [line items]
Other provisions	150,223
Other claims | Labour
Disclosure of other provisions [line items]
Other provisions	93,605	67,254
Other claims | Tax
Disclosure of other provisions [line items]
Other provisions	61,189	47,262
Other claims | Civil
Disclosure of other provisions [line items]
Other provisions	1,062,561	1,035,398
ANATEL | Civil
Disclosure of other provisions [line items]
Other provisions	570,283	580,182
Corporate | Civil
Disclosure of other provisions [line items]
Other provisions	397,946	1,124,037
Small claims courts | Civil
Disclosure of other provisions [line items]
Other provisions	118,910	191,839
Total Provision | Civil
Disclosure of other provisions [line items]
Other provisions	R$ 2,149,700	R$ 2,931,456